Net Loss Per Share Attributable to Common Stockholders - Schedule of Reconciliation of Numerator and Denominator Used in Calculation of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (32,043)	$ (42,294)	$ (26,505)	$ (20,650)	$ (19,446)	$ (15,402)	$ (17,029)	$ (16,422)	$ (121,492)	$ (68,299)	$ (49,780)
Adjustment to redemption value on redeemable convertible preferred stock									(362)	(134,760)	(23,300)
Deemed dividend on settlement of accrued dividend									42,530
Gain on extinguishment of redeemable convertible preferred stock										117,598
Net loss attributable to common stockholders, basic and diluted					$ (19,446)	$ (16,666)	$ (25,057)	$ (24,292)	$ (79,324)	$ (85,461)	$ (73,080)
Denominator:
Weighted-average shares of common stock, basic and diluted									16,358	858	725
Net loss per share attributable to common stockholders, basic and diluted					$ (21.18)	$ (18.93)	$ (18.93)	$ (30.34)	$ (4.85)	$ (99.58)	$ (100.75)